Consolidated Statements of Loss and Other Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Expenses
Consulting fees	$ 399,810	$ 3,529,884	$ 1,045,539
Depreciation (Note 5)	0	18,435	18,436
Foreign exchange loss	30,352	203,212	238,206
General and administrative	271,731	280,467	425,865
Professional fees	526,503	895,379	879,054
Promotion and marketing	0	123,219	437,689
Research and development	570,947	2,677,286	5,420,634
Wages, salaries and employment expenses	1,440,898	1,732,771	1,742,402
Total expenses	3,240,241	9,460,653	10,207,825
Loss from operations	(3,240,241)	(9,460,653)	(10,207,825)
Other income (expenses)
Accretion expense (Notes 7 and 8)	(5,353)	(55,687)	(6,584)
Change in unrealized (losses) gains on warrant liabilities (Notes 10(a) and 10(b))	(137,764)	5,362	131,250
Financial guarantee expense (Note 18(c))	(34,050)	(23,917)	(1,224,522)
Gain on forgiveness of debts (Note 15)	469,129	0	0
Gain on sale of assets, net (Note 4)	0	0	191,699
Interest expense	(45,544)	(11,491)	(51,761)
(Loss) gain on debt modifications (Note 7)	0	(197,205)	56,264
Other	(945)	18,136	26,933
Penalties (expense) recovery	(33,742)	94,973	(344,492)
Settlements and legal provisions, net (Notes 15 and 18)	130,000	257,710	(563,470)
Total other income (expenses)	341,731	87,881	(1,784,683)
Net loss before income taxes	(2,898,510)	(9,372,772)	(11,992,508)
Income tax expense (Note 16)	0	0	(166,666)
Net loss for the year	(2,898,510)	(9,372,772)	(12,159,174)
Other comprehensive income (loss) to be reclassified to profit and loss subsequently
Foreign currency translation adjustment of foreign operations	(4,941)	(17,990)	139,819
Net comprehensive loss for the year	(2,903,451)	(9,390,762)	(12,019,355)
Company's shareholders	(2,889,032)	(9,016,201)	(12,159,174)
Non-controlling interests (Note 13)	(9,478)	(356,571)	0
Net loss attributable	(2,898,510)	(9,372,772)	(12,159,174)
Net comprehensive loss attributable to:
Company's shareholders	(4,612)	(9,034,664)	(12,019,355)
Non-controlling interests (Note 13)	(329)	(356,098)	0
Net comprehensive loss attributable	$ (4,941)	$ (9,390,762)	$ (12,019,355)
Net loss per share, basic and diluted	$ (0.03)	$ (0.10)	$ (0.16)
Weighted average shares outstanding, basic and diluted	109,285,957	86,560,760	75,469,531